Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Controlled Entity of Related Party Transactions
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	54.09% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	19.07%

Compensation of Key Management Personnel	Key personnel’s structure as of the indicated dates is as follows:

	12.31.20	12.31.19
Regular Directors	79	74
General Manager	2	2
Area Managers	13	10
Department Managers	46	67

Total	140	153

Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.20	12.31.19
Total Amount of Credit Assistance	1,991,604	1,499,910
Number of Addressees (quantities)	269	283
- Natural Persons	208	229
- Legal Entities	61	54
Average Amount of Credit Assistance	7,404	5,300
Maximum Assistance	508,945	596,026

Summary of Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.20	12.31.19
Assets
Cash and Due from Banks	1,392,563	4,634,039
Debt Securities at Fair Value through Profit or Loss	738,302	60,112
Other Financial Assets	1,659	10,390
Loans and Other Financing	3,354,891	2,693,645
Other Debt Securities	170,656	178,791
Financial Assets Pledged as Collateral	—	555
Assets for Insurance Contracts	547	—
Other Non-financial Assets	—	2,953

Total Assets	5,658,618	7,580,485

Liabilities
Deposits	1,707,028	5,587,455
Derivative Financial Instruments	—	—
Other Financial Liabilities	849,064	748,351
Financing Received from the Argentine Central Bank and other Financial Institutions	2,153,464	916,266
Debt Securities Issued	908,958	238,903
Liabilities for Insurance Contracts	23	5,457
Other Non-financial Liabilities	40,081	84,053

Total Liabilities	5,658,618	7,580,485

	12.31.20	12.31.19	12.31.18
Income (Loss)
Net Income (Loss) from Interest	226,467	490,269	58,588
Net Fee Income (Expense)	(1,085,741)	(1,201,852)	(71,981)
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(904)	—	—
Other Operating Income (Expense)	(1,193,475)	(1,576,194)	(2,682,854)
Income from Insurance Business	2,005,616	2,389,538	2,632,514
Administrative Expenses	121,002	174,543	64,887
Other Operating Expenses	14,459	9,282	—

Total Income	87,424	285,586	1,154